PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross		¥ 459,264	¥ 415,464
Less: Accumulated depreciation and amortization		(283,619)	(277,714)
Property and equipment, net	$ 27,115	175,645	137,750
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		18,087	18,087
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		212,860	187,317
Store fixture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		175,527	157,446
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		38,216	37,445
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		¥ 14,574	¥ 15,169